Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants - Warrants to Purchase Redeemable Convertible Preferred Stock Valued Using the Black-Scholes Option-pricing Model (Detail)		12 Months Ended
	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2018
Expected term (in years)	2 years
Expected volatility	57.10%
Risk-free interest rate	1.72%
Redeemable Convertible Preferred Stock
Dividend yield		0.00%	0.00%
Minimum | Redeemable Convertible Preferred Stock
Expected term (in years)		3 years 8 months 26 days	4 years 8 months 26 days
Expected volatility		48.10%	48.80%
Risk-free interest rate		1.76%	2.51%
Minimum | Redeemable Convertible Preferred Stock | Measurement Input, Share Price
Market value of shares of redeemable convertible preferred stock		1.36	2.05
Maximum | Redeemable Convertible Preferred Stock
Expected term (in years)		7 years 6 months	8 years 6 months
Expected volatility		50.00%	50.10%
Risk-free interest rate		1.83%	2.59%
Maximum | Redeemable Convertible Preferred Stock | Measurement Input, Share Price
Market value of shares of redeemable convertible preferred stock		2.40	3.25